Operating segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Total segment revenue	₩ 59,335,889	₩ 59,763,087	₩ 58,581,727
Revenue from external customers	59,335,889	59,763,087	58,581,727
Depreciation and amortisation	9,773,711	8,960,988	8,341,384
Interest income	206,143	241,778	241,585
Interest expense	1,789,552	1,752,868	2,015,684
Employee benefit expense	391,360	373,753	314,692
Loss on abandonment of property, plant and equipment	424,091	426,519	365,056
Increase in provisions, net	1,690,120	1,782,732	1,602,724
Operating profit (loss)	5,319,869	12,296,360	20,280,876
Finance income	1,530,618	791,543	1,182,988
Finance expense	(3,127,952)	(2,437,087)	(3,015,457)
Profit (loss) related to associates and joint ventures	(108,317)	(137,348)	207,379
Profit before income tax	3,614,218	10,513,468	18,655,786
Segment assets	181,788,915	177,837,042
Investments in associates and joint ventures	5,330,696	5,510,448
Acquisition of non-current assets	12,679,845	12,153,211
Segment liabilities	108,824,274	104,786,497
Operating segments [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	94,974,836	95,611,310	93,482,228
Intersegment revenue	35,638,947	35,848,223	34,900,501
Revenue from external customers	59,335,889	59,763,087	58,581,727
Depreciation and amortisation	9,833,297	9,006,486	8,380,371
Interest income	230,685	264,764	299,989
Interest expense	1,818,399	1,778,479	2,072,957
Employee benefit expense	421,827	400,072	338,725
Loss on abandonment of property, plant and equipment	424,091	426,519	365,056
Increase in provisions, net	2,076,867	1,785,741	1,596,934
Operating profit (loss)	5,152,814	12,543,173	20,242,883
Profit (loss) related to associates and joint ventures	(108,317)	(137,348)	207,379
Segment assets	220,561,693	216,061,727
Investments in associates and joint ventures	5,330,696	5,510,448
Acquisition of non-current assets	12,656,229	12,345,112
Segment liabilities	110,538,279	107,405,716
Operating segments [Member] | Transmission and distribution [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	59,486,766	59,862,284	58,164,394
Intersegment revenue	2,044,160	1,890,489	1,230,975
Revenue from external customers	57,442,606	57,971,795	56,933,419
Depreciation and amortisation	3,466,410	3,226,700	2,859,037
Interest income	49,987	80,882	132,809
Interest expense	737,971	844,200	1,092,594
Employee benefit expense	158,738	162,326	135,261
Loss on abandonment of property, plant and equipment	384,595	424,356	359,521
Increase in provisions, net	885,195	711,430	872,096
Operating profit (loss)	1,902,634	5,274,308	13,319,310
Profit (loss) related to associates and joint ventures	(105,166)	(128,402)	220,406
Segment assets	106,540,154	105,321,129
Investments in associates and joint ventures	3,366,309	4,121,462
Acquisition of non-current assets	6,606,512	6,345,004
Segment liabilities	50,757,798	49,854,420
Operating segments [Member] | Electric power generation (Nuclear) [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	9,415,752	11,168,579	10,642,352
Intersegment revenue	9,359,468	11,129,385	10,596,189
Revenue from external customers	56,284	39,194	46,163
Depreciation and amortisation	3,267,510	3,130,820	3,070,828
Interest income	21,034	33,111	24,612
Interest expense	487,503	474,590	532,490
Employee benefit expense	80,809	70,582	54,572
Increase in provisions, net	801,800	576,223	401,839
Operating profit (loss)	1,347,794	3,770,165	3,806,617
Profit (loss) related to associates and joint ventures	3,637	(1,082)	(595)
Segment assets	55,011,096	52,782,915
Investments in associates and joint ventures	11,843	15,384
Acquisition of non-current assets	2,083,967	1,945,610
Segment liabilities	29,252,816	27,366,938
Operating segments [Member] | Electric power generation (Non-nuclear) [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	22,795,816	21,394,223	21,469,345
Intersegment revenue	21,885,251	20,561,044	20,906,081
Revenue from external customers	910,565	833,179	563,264
Depreciation and amortisation	2,954,375	2,523,306	2,337,353
Interest income	18,860	24,171	22,171
Interest expense	486,176	359,607	319,647
Employee benefit expense	94,075	79,846	74,007
Loss on abandonment of property, plant and equipment	39,335	2,133	5,305
Increase in provisions, net	171,457	276,619	148,053
Operating profit (loss)	1,523,497	3,211,684	2,704,260
Profit (loss) related to associates and joint ventures	(6,718)	(8,342)	(10,686)
Segment assets	47,938,084	47,427,642
Investments in associates and joint ventures	1,904,224	1,320,203
Acquisition of non-current assets	3,250,524	3,508,313
Segment liabilities	26,337,295	26,205,049
Operating segments [Member] | Plant maintenance & engineering service [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	2,621,440	2,618,388	2,533,887
Intersegment revenue	2,211,716	2,190,207	2,016,699
Revenue from external customers	409,724	428,181	517,188
Depreciation and amortisation	109,001	98,843	85,662
Interest income	10,801	10,672	12,293
Interest expense	2,967	2,156	542
Employee benefit expense	87,344	86,268	74,542
Loss on abandonment of property, plant and equipment	161
Increase in provisions, net	219,382	221,301	174,912
Operating profit (loss)	265,593	210,680	332,531
Profit (loss) related to associates and joint ventures	(70)	478	(1,746)
Segment assets	3,273,959	3,106,909
Investments in associates and joint ventures	48,320	53,399
Acquisition of non-current assets	145,779	180,715
Segment liabilities	1,176,627	1,218,047
Operating segments [Member] | Others [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	655,062	567,836	672,250
Intersegment revenue	138,352	77,098	150,557
Revenue from external customers	516,710	490,738	521,693
Depreciation and amortisation	36,001	26,817	27,491
Interest income	130,003	115,928	108,104
Interest expense	103,782	97,926	127,684
Employee benefit expense	861	1,050	343
Loss on abandonment of property, plant and equipment		30	230
Increase in provisions, net	(967)	168	34
Operating profit (loss)	113,296	76,336	80,165
Segment assets	7,798,400	7,423,132
Acquisition of non-current assets	569,447	365,470
Segment liabilities	3,013,743	2,761,262
Material reconciling items [Member]
Disclosure of operating segments [Line Items]
Total segment revenue	(35,638,947)	(35,848,223)	(34,900,501)
Intersegment revenue	(35,638,947)	(35,848,223)	(34,900,501)
Depreciation and amortisation	(59,586)	(45,498)	(38,987)
Interest income	(24,542)	(22,986)	(58,404)
Interest expense	(28,847)	(25,611)	(57,273)
Employee benefit expense	(30,467)	(26,319)	(24,033)
Increase in provisions, net	(386,747)	(3,009)	5,790
Operating profit (loss)	167,055	(246,813)	₩ 37,993
Segment assets	(38,772,778)	(38,224,685)
Acquisition of non-current assets	23,616	(191,901)
Segment liabilities	(1,714,005)	(2,619,219)
Elimination of intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Segment assets	(39,517,829)	(39,114,371)
Acquisition of non-current assets	23,616	(191,901)
Segment liabilities	(5,239,156)	(5,811,800)
Equity method adjustment [Member]
Disclosure of operating segments [Line Items]
Segment assets	754,314	906,239
Deferred taxes [Member]
Disclosure of operating segments [Line Items]
Segment assets	2,215	(5,830)
Segment liabilities	5,339,450	4,301,404
Others [Member]
Disclosure of operating segments [Line Items]
Segment assets	(11,478)	(10,723)
Segment liabilities	₩ (1,814,299)	₩ (1,108,823)